Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial risk management objectives and policies

19.	Financial risk management objectives and policies

– Interest rate risk

Interest rate variations affect the value of assets and liabilities accruing a fixed interest rate, as well as the cash flows of financial assets that take into account a variable interest rate.

The Company’s risk management policy is defined for the purpose of reducing the impact of the loss of purchasing power. During most of fiscal year 2025, net monetary positions were liabilities; therefore, the Company is not currently exposed to the risk of loss of purchasing power, whereas during most of fiscal year 2024 net monetary positions were assets and, accordingly, the Company sought to mitigate this risk through adjustment mechanisms via interest and foreign exchange differences. Consequently, during 2025, the Company recorded a net gain from exposure to inflation of monetary items, while during 2024 it recorded a net loss from exposure to inflation of monetary items.

Interest rate sensitivity

The following table shows the sensitivity of profit before income tax as of December 31, 2025 to a reasonably possible change in interest rates on loans bearing interest at a variable rate, assuming that all other variables remain constant:

Increase in percentage	Effect on income before income tax (Loss)
ARS 000
5%	(25,596,441)

– Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The Group is exposed to foreign currency risk in relation to the Argentine peso and the US dollar, mainly due to its operating activities, the investment projects defined by the Company and the financial liabilities with banking entities described in Note 13.3. The Company does not use derivative financial instruments to hedge this risk. However, as of December 31, 2025, the Company holds trade receivables, other financial assets, and cash and short-term investments denominated in foreign currency amounting to USD 472,993 thousand, which exceed foreign-currency-denominated liabilities amounting to USD 402,170 thousand at that date.

Foreign currency sensitivity

The following table shows the sensitivity of profit before income tax as of December 31, 2025 to a reasonably possible increase in the US dollar exchange rate, with all other variables held constant (due to changes in the fair value of monetary assets and liabilities).

Change in USD rate	Effect on income before income tax (gain)
ARS 000
10%	10,241,000

– Price risk

The Company’s revenues depend on the price of electricity in the spot market and the forward market. In the spot market, remuneration is determined by CAMMESA in accordance with the regulations issued by the Secretariat of Energy; therefore, the Company has no ability to influence the prices applied in that market. Meanwhile, in the forward market, prices are freely negotiated between the parties. Nevertheless, price risk is mitigated since contractual prices usually take spot market prices as a minimum reference, thereby providing an economic floor for forward market transactions.

Credit risk

Credit risk is the risk that a counterparty will fail to meet its obligations under a financial instrument or commercial contract, resulting in a financial loss. The Company is exposed to credit risk arising from its operating activities (in particular trade receivables) and its financial activities, including holdings of government securities.

–	Trade and other receivables

The Finance Department is responsible for managing customer credit risk based on the Company’s policies, procedures and controls over credit risk management. Customer receivables are regularly monitored. Although the Company has not received guarantees, it has the authority to request the interruption of electricity supply if customers fail to comply with their credit obligations. With respect to credit concentration, see Note 13.1. The assessment of impairment is performed at each reporting date on an individual basis for major customers. The allowance recognized as of December 31, 2025 is considered sufficient to cover potential impairments of trade receivables.

–	Cash and short-term investments

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with corporate policy. Investments of surplus funds are made only with approved counterparties; in this case, the risk is limited because high-credit-rating banks are involved.

–	Public and corporate securities

This risk is managed by the Company’s finance management according to corporate policies, whereby these types of investments may only be made in first-class companies and in instruments issued by the National or Provincial State.

Liquidity risk

The Company manages its liquidity to ensure the availability of funds to support its business strategy. Short-term financing needs related to seasonal increases in working capital are covered through short- and medium-term bank credit lines.

The following table presents the maturity profile of the Company’s financial liabilities.

	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000

As of December 31, 2025

Loans and borrowings	70,559,697	73,529,029	348,936,328	493,025,054
Trade and other payables	124,200,105	—	—	124,200,105
	194,759,802	73,529,029	348,936,328	617,225,159

As of December 31, 2024

Loans and borrowings	128,711,936	69,634,404	302,578,668	500,925,008
Trade and other payables	126,100,008	—	887,828	126,987,836
	254,811,944	69,634,404	303,466,496	627,912,844

Granted and received guarantees

As a result of the provisions set forth in Presidential Decree No. 718/24, the Group had provided a surety insurance in the amount of USD 4,500,000 as collateral for the extension of the Concession Contract of the Piedra del Águila Hydroelectric Complex (see Note 1.2.s). Due to the expiration of such contract, the surety insurance automatically expired on December 31, 2025.

Subsequent to year-end, as collateral for the fulfillment of the obligations arising from the concession contract of the Piedra del Águila Hydroelectric Complex commencing on January 9, 2026 (see Note 1.2.s), the Company pledged in favor of the National State all Class “A” shares of PDAHA, representing 51% of the share capital of such entity, for the entire 30-year concession term granted to PDAHA.

On March 19, 2009, the Group entered into a pledge agreement with the Secretariat of Energy to guarantee its obligations in favor of the FONINVEMEM trusts under the operation and maintenance agreements of the Timbúes and Manuel Belgrano power plants, pursuant to which it pledged as collateral 100% of the shares of TSM and TMB.

Additionally, the shares acquired by the Group in Central Costanera S.A. are subject to a pledge, for which the Group will carry out the necessary procedures to obtain its cancellation.

The Group has also carried out stock market guarantees, which are financial transactions secured by short-term negotiable securities denominated in local currency.

Furthermore, the Group has granted guarantees for the fulfillment of the agreements described in Notes 1.2.a), 13.3.1, 13.3.3, 13.3.4, 13.3.5, 13.3.8 and 20.3.

As of December 31, 2025, the Group had delivered to CAMMESA deferred payment checks amounting to 2,449,067 as bid maintenance guarantees for projects awarded under Secretariat of Energy Resolution No. 67/2025 (see Note 1.2.r).